Quarterly Holdings Report
for

Fidelity Freedom® Blend 2015 Fund

June 30, 2019

FBF-Y15-QTLY-0819
1.9892465.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	521,608	$7,949,311
Fidelity Series Commodity Strategy Fund (a)	963,051	4,535,969
Fidelity Series Large Cap Growth Index Fund (a)	586,649	6,183,277
Fidelity Series Large Cap Stock Fund (a)	414,393	6,207,611
Fidelity Series Large Cap Value Index Fund (a)	900,866	11,612,164
Fidelity Series Small Cap Opportunities Fund (a)	227,296	3,168,501
Fidelity Series Value Discovery Fund (a)	287,004	3,685,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $42,298,102)		43,341,965

International Equity Funds - 18.3%
Fidelity Series Canada Fund (a)	76,295	833,146
Fidelity Series Emerging Markets Fund (a)	101,535	975,748
Fidelity Series Emerging Markets Opportunities Fund (a)	458,932	8,761,012
Fidelity Series International Growth Fund (a)	425,050	6,919,819
Fidelity Series International Index Fund (a)	185,976	1,891,377
Fidelity Series International Small Cap Fund (a)	103,458	1,679,122
Fidelity Series International Value Fund (a)	704,948	6,788,652
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $26,914,742)		27,848,876

Bond Funds - 41.4%
Fidelity Series Corporate Bond Fund (a)	821,049	8,629,223
Fidelity Series Emerging Markets Debt Fund (a)	109,159	1,062,117
Fidelity Series Floating Rate High Income Fund (a)	24,047	223,636
Fidelity Series Government Bond Index Fund (a)	1,126,471	11,771,617
Fidelity Series High Income Fund (a)	118,659	1,129,632
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,123,475	11,245,983
Fidelity Series Investment Grade Bond Fund (a)	1,089,737	12,455,699
Fidelity Series Investment Grade Securitized Fund (a)	837,114	8,664,135
Fidelity Series Long-Term Treasury Bond Index Fund (a)	750,236	6,984,700
Fidelity Series Real Estate Income Fund (a)	63,412	703,234
TOTAL BOND FUNDS
(Cost $60,930,866)		62,869,976

Short-Term Funds - 11.7%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	3,621,502	3,621,502
Fidelity Series Short-Term Credit Fund (a)	335,893	3,375,722
Fidelity Series Treasury Bill Index Fund (a)	1,083,050	10,819,668
TOTAL SHORT-TERM FUNDS
(Cost $17,784,931)		17,816,941
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $147,928,641)		151,877,758
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35,151)
NET ASSETS - 100%		$151,842,607

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$520,264	$8,119,032	$891,969	$--	$19,789	$182,195	$7,949,311
Fidelity Series Canada Fund	47,956	797,825	48,208	--	625	34,948	833,146
Fidelity Series Commodity Strategy Fund	224,343	4,561,276	157,621	--	(1,789)	(90,240)	4,535,969
Fidelity Series Corporate Bond Fund	529,736	8,304,493	529,941	77,366	2,712	322,223	8,629,223
Fidelity Series Emerging Markets Debt Fund	66,460	1,042,235	59,798	15,682	(246)	13,466	1,062,117
Fidelity Series Emerging Markets Fund	57,738	977,180	36,880	--	(399)	(21,891)	975,748
Fidelity Series Emerging Markets Opportunities Fund	523,357	8,399,384	319,914	--	(1,099)	159,284	8,761,012
Fidelity Series Floating Rate High Income Fund	14,094	219,671	10,635	3,320	15	491	223,636
Fidelity Series Government Bond Index Fund	726,831	11,645,176	914,319	69,049	6,082	307,847	11,771,617
Fidelity Series Government Money Market Fund 2.44%	218,048	3,583,157	179,703	20,540	--	--	3,621,502
Fidelity Series High Income Fund	103,077	1,099,514	85,011	17,758	(33)	12,085	1,129,632
Fidelity Series Inflation-Protected Bond Index Fund	698,054	10,901,172	632,090	11,364	3,080	275,767	11,245,983
Fidelity Series International Growth Fund	404,676	6,518,318	410,960	--	9,411	398,374	6,919,819
Fidelity Series International Index Fund	106,013	1,816,800	82,555	--	437	50,682	1,891,377
Fidelity Series International Small Cap Fund	105,521	1,629,663	108,012	--	1,735	50,215	1,679,122
Fidelity Series International Value Fund	397,626	6,541,878	303,340	--	2,914	149,574	6,788,652
Fidelity Series Investment Grade Bond Fund	774,219	12,170,550	811,453	96,251	4,093	318,290	12,455,699
Fidelity Series Investment Grade Securitized Fund	546,344	8,528,052	568,369	64,026	2,550	155,558	8,664,135
Fidelity Series Large Cap Growth Index Fund	407,232	6,257,638	704,526	7,916	16,284	206,649	6,183,277
Fidelity Series Large Cap Stock Fund	406,025	6,326,373	602,911	43,207	8,521	69,603	6,207,611
Fidelity Series Large Cap Value Index Fund	760,313	11,665,799	1,146,291	--	21,212	311,131	11,612,164
Fidelity Series Long-Term Treasury Bond Index Fund	486,619	7,447,014	1,433,040	52,003	62,077	422,030	6,984,700
Fidelity Series Real Estate Income Fund	44,713	688,551	41,015	9,903	318	10,667	703,234
Fidelity Series Short-Term Credit Fund	219,186	3,319,858	193,382	23,150	121	29,939	3,375,722
Fidelity Series Small Cap Opportunities Fund	202,824	3,124,802	244,738	--	4,502	81,111	3,168,501
Fidelity Series Treasury Bill Index Fund	646,150	10,707,010	533,537	65,769	(325)	370	10,819,668
Fidelity Series Value Discovery Fund	240,563	3,692,260	323,342	--	2,314	73,337	3,685,132
Total	$9,477,982	$150,084,681	$11,373,560	$577,304	$164,901	$3,523,705	$151,877,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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